Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Lease Agreements (Details)	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 1,311,102
2019	1,302,945
2020	358,342
2021	53,692
Total lease commitment	$ 3,026,081